Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 44.4%
360 Security Technology Inc., Class A	8,199	$24,189
3SBio Inc.(a)(b)	150,500	217,259
51job Inc., ADR(b)(c)	3,021	237,511
58.com Inc., ADR(b)(c)	10,759	661,894
AAC Technologies Holdings Inc.(c)	84,000	589,135
AECC Aviation Power Co. Ltd., Class A	15,200	43,849
Agile Group Holdings Ltd.	156,000	218,423
Agricultural Bank of China Ltd., Class A	327,200	168,488
Agricultural Bank of China Ltd., Class H	3,070,000	1,243,256
Aier Eye Hospital Group Co. Ltd., Class A	12,000	68,143
Air China Ltd., Class A	20,900	25,122
Air China Ltd., Class H	228,000	207,385
Aisino Corp., Class A	12,500	36,718
Alibaba Group Holding Ltd., ADR(b)	158,136	31,627,200
Alibaba Health Information Technology Ltd.(b)(c)	22,000	24,901
Alibaba Pictures Group Ltd.(b)(c)	1,610,000	267,382
Aluminum Corp. of China Ltd., Class A(b)	53,100	24,775
Aluminum Corp. of China Ltd., Class H(b)	552,000	169,244
Angang Steel Co. Ltd., Class A	26,660	11,946
Anhui Conch Cement Co. Ltd., Class A	16,300	106,194
Anhui Conch Cement Co. Ltd., Class H	135,500	866,376
ANTA Sports Products Ltd.	122,000	1,147,098
Anxin Trust Co. Ltd., Class A(b)	41,600	23,552
Autohome Inc., ADR(b)	6,566	446,816
AVIC Aircraft Co. Ltd., Class A	17,500	39,581
Avic Capital Co. Ltd., Class A	39,400	25,445
AVIC Shenyang Aircraft Co. Ltd., Class A(b)	6,300	25,191
AviChina Industry & Technology Co. Ltd., Class H	299,000	136,365
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	32,600	24,160
BAIC Motor Corp. Ltd., Class H(a)	207,000	116,091
Baidu Inc., ADR(b)	31,098	3,686,046
Bank of Beijing Co. Ltd., Class A	77,500	61,295
Bank of Chengdu Co. Ltd., Class A	20,400	24,782
Bank of China Ltd., Class A	132,600	68,470
Bank of China Ltd., Class H	8,710,000	3,493,903
Bank of Communications Co. Ltd., Class A	167,900	131,598
Bank of Communications Co. Ltd., Class H	890,000	584,408
Bank of Guiyang Co. Ltd., Class A	22,400	29,346
Bank of Hangzhou Co. Ltd., Class A	25,100	31,099
Bank of Jiangsu Co. Ltd., Class A	42,599	41,812
Bank of Nanjing Co. Ltd., Class A	31,600	37,174
Bank of Ningbo Co. Ltd., Class A	20,300	76,754
Bank of Shanghai Co. Ltd., Class A	72,770	95,130
Baoshan Iron & Steel Co. Ltd., Class A	85,600	66,605
Baozun Inc., ADR(b)(c)	4,445	168,777
BBMG Corp., Class A	56,000	26,049
BBMG Corp., Class H	297,000	81,955
Beijing Capital International Airport Co. Ltd., Class H	206,000	194,743
Beijing Dabeinong Technology Group Co. Ltd., Class A	40,700	25,126
Beijing Enterprises Holdings Ltd.	59,500	263,000
Beijing Enterprises Water Group Ltd.	654,000	320,828
Beijing Shiji Information Technology Co. Ltd., Class A	5,400	27,722
Beijing Tongrentang Co. Ltd., Class A	10,700	40,487
Betta Pharmaceuticals Co. Ltd., Class A	2,600	24,717
BOC Aviation Ltd.(a)	23,700	223,898
BOE Technology Group Co. Ltd., Class A	145,200	80,552
Bosideng International Holdings Ltd.	316,000	150,981

Security	Shares	Value

China (continued)
Brilliance China Automotive Holdings Ltd.	350,000	$361,279
BYD Co. Ltd., Class A	7,000	43,205
BYD Co. Ltd., Class H(c)	74,000	351,199
BYD Electronic International Co. Ltd.	83,500	149,340
Caitong Securities Co. Ltd., Class A	20,800	28,227
CGN Power Co. Ltd., Class H(a)	1,207,000	302,222
Changjiang Securities Co. Ltd., Class A	21,700	19,262
Chaozhou Three-Circle Group Co. Ltd., Class A	10,799	28,757
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	27,727
China Agri-Industries Holdings Ltd.	300,000	157,517
China Aoyuan Group Ltd.	135,000	193,159
China Avionics Systems Co. Ltd., Class A	13,400	26,076
China Cinda Asset Management Co. Ltd., Class H	1,076,000	224,059
China CITIC Bank Corp. Ltd., Class A	28,800	24,581
China CITIC Bank Corp. Ltd., Class H	1,034,000	565,363
China Coal Energy Co. Ltd., Class H	276,000	109,303
China Communications Construction Co. Ltd., Class A	20,800	26,629
China Communications Construction Co. Ltd., Class H	538,000	418,565
China Communications Services Corp. Ltd., Class H	270,000	181,776
China Conch Venture Holdings Ltd.	192,000	746,881
China Construction Bank Corp., Class A	35,800	36,157
China Construction Bank Corp., Class H	10,730,000	8,539,861
China Eastern Airlines Corp. Ltd., Class A(b)	35,572	25,908
China Education Group Holdings Ltd.	76,000	102,916
China Everbright Bank Co. Ltd., Class A	162,500	95,467
China Everbright Bank Co. Ltd., Class H	186,000	80,314
China Everbright International Ltd.	404,481	305,902
China Everbright Ltd.	108,000	173,843
China Evergrande Group(b)	205,000	489,208
China Film Co. Ltd., Class A	13,300	26,695
China First Capital Group Ltd.(b)(d)	344,000	18,018
China Fortune Land Development Co. Ltd., Class A	16,400	65,157
China Galaxy Securities Co. Ltd., Class H	419,500	213,294
China Gas Holdings Ltd.	200,200	744,252
China Gezhouba Group Co. Ltd., Class A	38,600	33,768
China Grand Automotive Services Group Co. Ltd., Class A	52,800	25,086
China Hongqiao Group Ltd.	197,000	103,436
China Huarong Asset Management Co. Ltd., Class H(a)	1,175,000	171,122
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	41
China International Capital Corp. Ltd., Class H(a)	144,000	247,979
China International Marine Containers Group Co. Ltd., Class A	8,120	11,135
China International Travel Service Corp. Ltd., Class A	8,300	98,940
China Jinmao Holdings Group Ltd.	580,000	385,296
China Life Insurance Co. Ltd., Class A	10,900	50,872
China Life Insurance Co. Ltd., Class H	841,000	2,125,129
China Literature Ltd.(a)(b)(c)	6,400	24,569
China Longyuan Power Group Corp. Ltd., Class H	372,000	201,499
China Medical System Holdings Ltd.	164,000	233,395
China Mengniu Dairy Co. Ltd.	314,000	1,201,405
China Merchants Bank Co. Ltd., Class A	98,300	503,809
China Merchants Bank Co. Ltd., Class H	433,831	2,050,621
China Merchants Energy Shipping Co. Ltd., Class A	29,500	24,926
China Merchants Port Holdings Co. Ltd.	148,000	230,288
China Merchants Securities Co. Ltd., Class A	20,800	48,761
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,600	83,982
China Minsheng Banking Corp. Ltd., Class A	176,000	154,471
China Minsheng Banking Corp. Ltd., Class H	744,160	518,115

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Mobile Ltd.	691,500	$5,212,034
China Molybdenum Co. Ltd., Class A	66,600	33,727
China Molybdenum Co. Ltd., Class H(c)	417,000	142,769
China National Building Material Co. Ltd., Class H	458,000	442,334
China National Chemical Engineering Co. Ltd., Class A	28,200	24,991
China National Nuclear Power Co. Ltd., Class A	48,300	33,391
China National Software & Service Co. Ltd., Class A	2,500	24,104
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,800	32,238
China Oilfield Services Ltd., Class H	196,000	263,912
China Overseas Land & Investment Ltd.	420,000	1,408,451
China Pacific Insurance Group Co. Ltd., Class A	29,200	142,263
China Pacific Insurance Group Co. Ltd., Class H	287,400	1,017,020
China Petroleum & Chemical Corp., Class A	96,400	68,427
China Petroleum & Chemical Corp., Class H	2,800,600	1,570,647
China Power International Development Ltd.	537,000	111,135
China Railway Construction Corp. Ltd., Class A	41,599	57,221
China Railway Construction Corp. Ltd., Class H	204,500	211,090
China Railway Group Ltd., Class A	49,800	40,024
China Railway Group Ltd., Class H	469,000	274,411
China Railway Signal & Communication Corp. Ltd., Class H(a)	226,000	121,261
China Reform Health Management and Services Group Co. Ltd., Class A(b)	10,300	24,688
China Reinsurance Group Corp., Class H	701,000	111,046
China Renewable Energy Investment Ltd.(b)(d)	2,513	0	(e)
China Resources Beer Holdings Co. Ltd.	166,000	869,471
China Resources Cement Holdings Ltd.	268,000	320,802
China Resources Gas Group Ltd.	100,000	556,993
China Resources Land Ltd.	315,777	1,365,533
China Resources Pharmaceutical Group Ltd.(a)	194,000	169,520
China Resources Power Holdings Co. Ltd.	224,000	291,312
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,600	35,954
China Shenhua Energy Co. Ltd., Class A	16,200	39,659
China Shenhua Energy Co. Ltd., Class H	389,500	754,344
China Shipbuilding Industry Co. Ltd., Class A	89,299	67,070
China Shipbuilding Industry Group Power Co. Ltd., Class A(b)	10,500	32,815
China South Publishing & Media Group Co. Ltd., Class A	15,399	25,366
China Southern Airlines Co. Ltd., Class A	26,500	24,917
China Southern Airlines Co. Ltd., Class H(c)	232,000	144,931
China Spacesat Co. Ltd., Class A	15,800	45,535
China State Construction Engineering Corp. Ltd., Class A	170,040	123,600
China State Construction International Holdings Ltd.	236,000	186,020
China Taiping Insurance Holdings Co. Ltd.	182,500	421,992
China Telecom Corp. Ltd., Class H	1,596,000	603,514
China Tower Corp. Ltd., Class H(a)	4,666,000	953,735
China Traditional Chinese Medicine Holdings Co. Ltd.	270,000	120,379
China Unicom Hong Kong Ltd.	708,000	605,998
China United Network Communications Ltd., Class A	116,000	94,220
China Vanke Co. Ltd., Class A	46,000	181,253
China Vanke Co. Ltd., Class H	163,400	611,621
China Yangtze Power Co. Ltd., Class A	106,000	273,370
China Zhongwang Holdings Ltd.	244,800	97,886
Chongqing Brewery Co. Ltd., Class A	3,499	24,229
Chongqing Changan Automobile Co. Ltd., Class A	21,600	26,178
Chongqing Rural Commercial Bank Co. Ltd., Class H	268,000	133,183
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,400	34,029
CIFI Holdings Group Co. Ltd.	314,000	228,648

Security	Shares	Value

China (continued)
CITIC Ltd.	666,000	$833,803
CITIC Securities Co. Ltd., Class A	42,200	128,522
CITIC Securities Co. Ltd., Class H	201,000	373,356
CNOOC Ltd.	2,002,000	2,905,397
Contemporary Amperex Technology Co. Ltd., Class A	3,100	38,545
COSCO SHIPPING Development Co. Ltd., Class A	35,600	12,660
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	174,000	71,798
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	35,800	24,088
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	353,500	130,512
COSCO SHIPPING Ports Ltd.	196,000	159,499
Country Garden Holdings Co. Ltd.	849,828	1,183,370
Country Garden Services Holdings Co. Ltd.	137,000	442,796
CRRC Corp. Ltd., Class A	85,100	84,374
CRRC Corp. Ltd., Class H	493,750	324,846
CSPC Pharmaceutical Group Ltd.	528,000	1,202,001
Dali Foods Group Co. Ltd.(a)	253,500	172,287
Daqin Railway Co. Ltd., Class A	67,399	76,028
Datang International Power Generation Co. Ltd., Class H	374,000	69,279
DHC Software Co. Ltd., Class A	23,000	30,002
Dong-E-E-Jiao Co. Ltd., Class A	5,300	25,384
Dongfang Electric Corp. Ltd., Class A	20,500	25,924
Dongfeng Motor Group Co. Ltd., Class H	308,000	295,891
Dongxing Securities Co. Ltd., Class A	16,700	25,727
East Money Information Co. Ltd., Class A	27,400	53,982
ENN Energy Holdings Ltd.	87,800	953,403
Everbright Securities Co. Ltd., Class A	17,600	28,065
Fangda Carbon New Material Co. Ltd., Class A(b)	21,600	33,122
Far East Horizon Ltd.	270,000	245,243
Financial Street Holdings Co. Ltd., Class A	23,200	25,510
First Capital Securities Co. Ltd., Class A	23,700	24,240
Focus Media Information Technology Co. Ltd., Class A	54,800	43,653
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,351	157,519
Fosun International Ltd.	290,000	390,483
Founder Securities Co. Ltd., Class A	34,500	32,832
Foxconn Industrial Internet Co. Ltd., Class A	15,200	36,022
Fuyao Glass Industry Group Co. Ltd., Class A	8,100	25,614
Fuyao Glass Industry Group Co. Ltd., Class H(a)	74,400	219,557
Ganfeng Lithium Co. Ltd., Class A	8,900	35,132
G-Bits Network Technology Xiamen Co. Ltd., Class A	700	29,202
GD Power Development Co. Ltd., Class A	96,500	31,023
GDS Holdings Ltd., ADR(b)(c)	6,500	304,330
Geely Automobile Holdings Ltd.	552,000	1,032,389
Gemdale Corp., Class A	29,300	49,598
Genscript Biotech Corp.(b)	108,000	260,765
GF Securities Co. Ltd., Class A(b)	22,300	42,316
GF Securities Co. Ltd., Class H	181,600	194,412
Giant Network Group Co. Ltd., Class A	11,400	28,703
GoerTek Inc., Class A	15,500	42,752
GOME Retail Holdings Ltd.(b)(c)	1,206,000	106,306
Great Wall Motor Co. Ltd., Class H(c)	349,000	269,739
Gree Electric Appliances Inc. of Zhuhai, Class A	13,500	110,824
Greenland Holdings Corp. Ltd., Class A	50,700	47,239
Greentown Service Group Co. Ltd.	130,000	142,327
Guangdong HEC Technology Holding Co. Ltd., Class A	20,200	25,401
Guangdong Investment Ltd.	324,000	669,710
Guanghui Energy Co. Ltd., Class A	54,900	25,381
Guangzhou Automobile Group Co. Ltd., Class A	15,800	26,543
Guangzhou Automobile Group Co. Ltd., Class H	344,800	368,245

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,300	$34,517
Guangzhou Haige Communications Group Inc. Co., Class A	22,400	32,724
Guangzhou R&F Properties Co. Ltd., Class H	122,000	205,106
Guosen Securities Co. Ltd., Class A	18,500	29,895
Guotai Junan Securities Co. Ltd., Class A	28,700	68,219
Guotai Junan Securities Co. Ltd., Class H(a)	78,600	119,490
Guoyuan Securities Co. Ltd., Class A	21,400	25,449
Haidilao International Holding Ltd.(a)	39,000	163,917
Haier Electronics Group Co. Ltd.	143,000	397,336
Haier Smart Home Co. Ltd., Class A	30,100	73,045
Haitian International Holdings Ltd.	83,000	185,558
Haitong Securities Co. Ltd., Class A	29,800	58,244
Haitong Securities Co. Ltd., Class H	276,400	276,126
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	45,900	205,082
Hangzhou Robam Appliances Co. Ltd., Class A	5,600	23,659
Hangzhou Tigermed Consulting Co. Ltd., Class A	4,000	35,733
Henan Shuanghui Investment & Development Co. Ltd., Class A	10,500	46,287
Hengan International Group Co. Ltd.	82,000	541,586
Hengli Petrochemical Co. Ltd., Class A	23,400	46,700
Hengtong Optic-Electric Co. Ltd., Class A	17,300	38,095
Hengyi Petrochemical Co. Ltd., Class A	16,600	32,893
Hesteel Co. Ltd., Class A	99,500	35,667
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,600	33,745
HLA Corp. Ltd., Class A	22,700	24,799
Hongfa Technology Co. Ltd., Class A	6,100	25,190
Hua Hong Semiconductor Ltd.(a)(c)	58,000	102,844
Huaan Securities Co. Ltd., Class A	29,400	25,009
Huadian Power International Corp. Ltd., Class A	50,400	26,598
Huadian Power International Corp. Ltd., Class H	244,000	88,838
Huadong Medicine Co. Ltd., Class A	8,800	30,794
Huaneng Power International Inc., Class A	31,800	27,096
Huaneng Power International Inc., Class H	482,000	238,914
Huaneng Renewables Corp. Ltd., Class H	552,000	210,850
Huatai Securities Co. Ltd., Class A	24,400	58,901
Huatai Securities Co. Ltd., Class H(a)	160,800	241,167
Huaxi Securities Co. Ltd., Class A	18,500	24,869
Huaxia Bank Co. Ltd., Class A	46,600	49,252
Huayu Automotive Systems Co. Ltd., Class A	12,500	46,089
Huazhu Group Ltd., ADR	14,593	499,227
Hubei Biocause Pharmaceutical Co. Ltd., Class A	42,500	40,505
Hubei Energy Group Co. Ltd., Class A	43,000	25,262
Hunan Valin Steel Co. Ltd., Class A(b)	40,200	25,790
Hundsun Technologies Inc., Class A	3,100	32,107
Hutchison China MediTech Ltd., ADR(b)(c)	6,794	163,803
Iflytek Co. Ltd., Class A	8,100	37,977
Industrial & Commercial Bank of China Ltd., Class A	267,500	220,318
Industrial & Commercial Bank of China Ltd., Class H	7,211,000	5,140,351
Industrial Bank Co. Ltd., Class A	101,500	272,738
Industrial Securities Co. Ltd., Class A	26,400	23,246
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,000	30,771
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(b)	90,400	38,835
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	26,800	110,899
Inner Mongolia Yitai Coal Co. Ltd., Class B	130,500	94,091
iQIYI Inc., ADR(b)(c)	13,939	266,932
JD.com Inc., ADR(b)	82,514	2,694,082
Jiangsu Expressway Co. Ltd., Class H	152,000	202,725

Security	Shares	Value

China (continued)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,000	$24,820
Jiangsu Hengrui Medicine Co. Ltd., Class A	22,020	269,066
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,203	100,607
Jiangxi Copper Co. Ltd., Class A	12,600	25,254
Jiangxi Copper Co. Ltd., Class H	155,000	178,806
Jinduicheng Molybdenum Co. Ltd., Class A	25,300	25,840
Jinke Properties Group Co. Ltd., Class A	31,900	29,813
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	17,100	23,887
Jointown Pharmaceutical Group Co. Ltd., Class A	13,400	25,752
Kaisa Group Holdings Ltd.	286,000	112,533
Kingboard Holdings Ltd.	75,000	206,477
Kingboard Laminates Holdings Ltd.	138,000	155,669
Kingdee International Software Group Co. Ltd.(c)	271,000	268,654
Kingsoft Corp. Ltd.(b)(c)	99,000	219,051
Kunlun Energy Co. Ltd.	390,000	330,325
Kweichow Moutai Co. Ltd., Class A	6,218	998,602
KWG Group Holdings Ltd.	150,000	164,798
Lee & Man Paper Manufacturing Ltd.	154,000	104,270
Legend Holdings Corp., Class H(a)(b)	40,200	82,683
Lenovo Group Ltd.	810,000	534,981
Lens Technology Co. Ltd., Class A	17,400	31,756
Lepu Medical Technology Beijing Co. Ltd., Class A	8,100	37,182
Li Ning Co. Ltd.	218,500	700,629
Liaoning Cheng Da Co. Ltd., Class A(b)	12,600	25,953
Logan Property Holdings Co. Ltd.	160,000	234,244
Longfor Group Holdings Ltd.(a)	205,500	841,401
LONGi Green Energy Technology Co. Ltd., Class A	15,300	51,907
Luxshare Precision Industry Co. Ltd., Class A	22,040	106,689
Luye Pharma Group Ltd.(a)	144,000	105,778
Luzhou Laojiao Co. Ltd., Class A	5,700	66,284
Maanshan Iron & Steel Co. Ltd., Class H	116,000	44,013
Mango Excellent Media Co. Ltd., Class A(b)	7,100	30,764
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	14,784	31,103
Meituan Dianping, Class B(b)	112,200	1,479,230
Metallurgical Corp. of China Ltd., Class A	68,400	26,076
Metallurgical Corp. of China Ltd., Class H	217,000	45,187
Midea Group Co. Ltd., Class A	15,300	118,179
Momo Inc., ADR	16,090	602,249
Muyuan Foodstuff Co. Ltd., Class A	7,400	91,369
NARI Technology Co. Ltd., Class A	19,300	63,034
NavInfo Co. Ltd., Class A	10,800	24,780
NetEase Inc., ADR	7,933	2,501,434
New China Life Insurance Co. Ltd., Class A	7,500	47,497
New China Life Insurance Co. Ltd., Class H	84,200	324,312
New Hope Liuhe Co. Ltd., Class A	22,000	64,373
New Oriental Education & Technology Group Inc., ADR(b)	15,954	1,931,710
Nexteer Automotive Group Ltd.	127,000	106,432
Nine Dragons Paper Holdings Ltd.	199,000	202,616
Ninestar Corp., Class A	7,200	28,985
NIO Inc., ADR(b)(c)	72,598	164,797
Noah Holdings Ltd.(b)(c)	3,266	95,171
OFILM Group Co. Ltd., Class A(b)	15,000	26,949
Oppein Home Group Inc., Class A	2,000	28,165
Orient Securities Co. Ltd./China, Class A	35,100	48,531
Oriental Pearl Group Co. Ltd., Class A	20,400	25,594
Pacific Securities Co. Ltd. (The)/China, Class A(b)	53,900	24,995
People’s Insurance Co. Group of China Ltd. (The), Class H	937,000	375,865
Perfect World Co. Ltd./China, Class A	6,264	30,741
PetroChina Co. Ltd., Class A	55,500	44,132

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class H	2,368,000	$1,092,074
PICC Property & Casualty Co. Ltd., Class H	782,740	905,960
Pinduoduo Inc., ADR(b)	21,308	766,023
Ping An Bank Co. Ltd., Class A	72,700	158,121
Ping An Insurance Group Co. of China Ltd., Class A	52,200	620,910
Ping An Insurance Group Co. of China Ltd., Class H	622,500	7,053,847
Poly Developments and Holdings Group Co. Ltd., Class A	50,500	103,659
Postal Savings Bank of China Co. Ltd., Class H(a)	925,000	600,300
Power Construction Corp. of China Ltd., Class A	48,000	27,858
RiseSun Real Estate Development Co. Ltd., Class A	31,200	38,301
Rongsheng Petro Chemical Co. Ltd., Class A	12,900	22,295
SAIC Motor Corp. Ltd., Class A	32,822	108,551
Sanan Optoelectronics Co. Ltd., Class A	17,200	40,688
Sansteel Minguang Co. Ltd. Fujian, Class A	21,600	25,932
Sany Heavy Industry Co. Ltd., Class A	31,100	64,058
SDIC Capital Co. Ltd., Class A	16,200	27,538
SDIC Power Holdings Co. Ltd., Class A	26,500	31,551
Seazen Group Ltd.	208,000	221,612
Seazen Holdings Co. Ltd., Class A	11,300	52,482
Semiconductor Manufacturing International Corp.(b)	341,300	435,141
SF Holding Co. Ltd., Class A	6,400	34,549
Shaanxi Coal Industry Co. Ltd., Class A	31,000	37,394
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	10,600	31,061
Shandong Gold Mining Co. Ltd., Class A	7,500	32,102
Shandong Linglong Tyre Co. Ltd., Class A	8,100	23,643
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	236,000	284,909
Shanghai Electric Group Co. Ltd., Class A	38,000	25,297
Shanghai Electric Group Co. Ltd., Class H	546,000	168,102
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	7,700	27,547
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	56,500	158,794
Shanghai Industrial Holdings Ltd.	63,000	113,481
Shanghai International Airport Co. Ltd., Class A	3,500	37,405
Shanghai International Port Group Co. Ltd., Class A	42,600	33,753
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,456	25,539
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	121,016	110,730
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	8,500	21,510
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	96,300	172,726
Shanghai Pudong Development Bank Co. Ltd., Class A	133,400	226,004
Shanghai Tunnel Engineering Co. Ltd., Class A	30,600	25,594
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,500	26,086
Shanxi Securities Co. Ltd., Class A	23,800	25,188
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,500	44,480
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	31,600	25,981
Shenergy Co. Ltd., Class A	31,700	26,740
Shenwan Hongyuan Group Co. Ltd., Class A	80,600	54,575
Shenzhen Energy Group Co. Ltd., Class A	29,100	24,919
Shenzhen Goodix Technology Co. Ltd., Class A	900	24,849
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	10,156	24,935
Shenzhen Inovance Technology Co. Ltd., Class A	9,300	34,753
Shenzhen International Holdings Ltd.	112,500	237,712
Shenzhen Investment Ltd.	404,000	158,963
Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,100	33,703
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,600	40,899
Shenzhen Overseas Chinese Town Co. Ltd., Class A	39,900	39,106
Shenzhou International Group Holdings Ltd.	84,700	1,116,673

Security	Shares	Value

China (continued)
Shimao Property Holdings Ltd.	134,000	$485,312
Shui On Land Ltd.	427,000	89,461
Sichuan Chuantou Energy Co. Ltd., Class A	23,300	31,652
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,600	25,103
SINA Corp./China(b)	7,776	271,305
Sino Biopharmaceutical Ltd.	775,500	1,000,613
Sinolink Securities Co. Ltd., Class A	21,300	24,906
Sino-Ocean Group Holding Ltd.	365,000	135,224
Sinopec Engineering Group Co. Ltd., Class H	179,500	105,254
Sinopec Shanghai Petrochemical Co. Ltd., Class H	365,000	101,185
Sinopharm Group Co. Ltd., Class H	138,400	457,046
Sinotrans Ltd., Class H	263,000	81,980
Sinotruk Hong Kong Ltd.	85,500	144,398
SOHO China Ltd.	209,000	72,090
Songcheng Performance Development Co. Ltd., Class A	7,300	28,390
SooChow Securities Co. Ltd., Class A	19,900	24,146
Spring Airlines Co. Ltd., Class A	4,700	26,937
SSY Group Ltd.	182,000	143,224
Sun Art Retail Group Ltd.	269,000	304,473
Sunac China Holdings Ltd.	271,000	1,320,769
Suning.com Co. Ltd., Class A	33,800	47,359
Sunny Optical Technology Group Co. Ltd.	80,500	1,319,428
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	9,200	24,996
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	23,399	26,794
TAL Education Group, ADR(b)	42,242	1,869,631
Tasly Pharmaceutical Group Co. Ltd., Class A	13,900	30,173
TBEA Co. Ltd., Class A	27,600	25,480
TCL Corp., Class A	81,200	44,354
Tencent Holdings Ltd.	588,500	24,945,138
Tencent Music Entertainment Group, ADR(b)	2,276	28,291
Tianma Microelectronics Co. Ltd., Class A	12,500	27,258
Tianqi Lithium Corp., Class A	7,400	31,442
Tingyi Cayman Islands Holding Corp.	230,000	374,335
Toly Bread Co. Ltd., Class A	3,800	23,449
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	12,900	24,351
Tongling Nonferrous Metals Group Co. Ltd., Class A	83,300	25,239
Tongwei Co. Ltd., Class A	19,800	36,896
Towngas China Co. Ltd.	136,000	96,079
Transfar Zhilian Co. Ltd., Class A	34,599	33,910
TravelSky Technology Ltd., Class H	111,000	270,277
Trip.com Group Ltd., ADR(b)	52,082	1,731,206
Tsingtao Brewery Co. Ltd., Class A	3,300	23,795
Tsingtao Brewery Co. Ltd., Class H	48,000	296,790
Uni-President China Holdings Ltd.	147,000	149,296
Unisplendour Corp. Ltd., Class A	6,700	25,780
Vipshop Holdings Ltd., ADR(b)	48,209	616,111
Visual China Group Co. Ltd., Class A	8,400	23,766
Walvax Biotechnology Co. Ltd., Class A	8,600	36,945
Wangsu Science & Technology Co. Ltd., Class A	19,900	25,024
Wanhua Chemical Group Co. Ltd., Class A	13,300	91,587
Want Want China Holdings Ltd.	559,000	481,321
Weibo Corp., ADR(b)(c)	6,112	261,655
Weichai Power Co. Ltd., Class A	22,200	41,653
Weichai Power Co. Ltd., Class H	181,200	309,726
Wens Foodstuffs Group Co. Ltd., Class A	22,700	115,600
Western Securities Co. Ltd., Class A	21,100	26,473
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,800	36,407

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	19,300	$350,175
WuXi AppTec Co. Ltd., Class A	4,200	52,569
WuXi AppTec Co. Ltd., Class H(a)	20,700	240,247
Wuxi Biologics Cayman Inc.(a)(b)	63,500	717,521
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,200	27,960
XCMG Construction Machinery Co. Ltd., Class A	31,400	20,457
Xiamen C & D Inc., Class A	22,700	25,832
Xiaomi Corp., Class B(a)(b)	847,200	968,662
Xinhu Zhongbao Co. Ltd., Class A	46,600	24,659
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	13,702	22,590
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	81,162	90,310
Xinyi Solar Holdings Ltd.	374,000	229,816
Yango Group Co. Ltd., Class A	26,400	25,987
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	5,600	25,260
Yanzhou Coal Mining Co. Ltd., Class A	19,100	25,512
Yanzhou Coal Mining Co. Ltd., Class H	218,000	192,720
Yifan Pharmaceutical Co. Ltd., Class A	12,600	24,931
Yihai International Holding Ltd.	55,000	349,909
Yonghui Superstores Co. Ltd., Class A	48,700	51,471
Yonyou Network Technology Co. Ltd., Class A	11,400	45,017
Youzu Interactive Co. Ltd., Class A(b)	11,500	25,568
Yuexiu Property Co. Ltd.	838,000	178,782
Yum China Holdings Inc.	40,690	1,811,519
Yunda Holding Co. Ltd., Class A	5,600	23,157
Yunnan Baiyao Group Co. Ltd., Class A	5,500	68,770
Yuzhou Properties Co. Ltd.	169,000	77,723
YY Inc., ADR(b)	6,075	387,524
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,300	32,645
Zhaojin Mining Industry Co. Ltd., Class H	130,000	134,521
Zhejiang China Commodities City Group Co. Ltd., Class A	46,800	25,364
Zhejiang Chint Electrics Co. Ltd., Class A	9,200	31,251
Zhejiang Dahua Technology Co. Ltd., Class A	14,900	35,904
Zhejiang Expressway Co. Ltd., Class H	170,000	148,766
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,100	30,794
Zhejiang Longsheng Group Co. Ltd., Class A	14,500	27,164
Zhejiang NHU Co. Ltd., Class A	7,800	23,633
Zhejiang Semir Garment Co. Ltd., Class A	17,600	23,484
Zhengzhou Yutong Bus Co. Ltd., Class A	11,900	23,749
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	34,100	117,838
Zhongjin Gold Corp. Ltd., Class A	22,700	25,316
Zhongsheng Group Holdings Ltd.	67,000	237,520
Zhuzhou CRRC Times Electric Co. Ltd., Class H	64,700	221,101
Zijin Mining Group Co. Ltd., Class A	65,700	33,271
Zijin Mining Group Co. Ltd., Class H	690,000	258,273
ZTE Corp., Class A(b)	7,800	34,074
ZTE Corp., Class H(b)	84,360	224,701
ZTO Express Cayman Inc., ADR	35,173	748,481

		199,373,162

India — 12.6%
Adani Ports & Special Economic Zone Ltd.	71,043	378,351
Ambuja Cements Ltd.	64,714	184,614
Ashok Leyland Ltd.	144,186	159,084
Asian Paints Ltd.	32,026	761,682
Aurobindo Pharma Ltd.	29,287	183,673
Avenue Supermarts Ltd.(a)(b)	13,706	348,203
Axis Bank Ltd.	233,642	2,407,013
Bajaj Auto Ltd.	9,304	411,911

Security	Shares	Value

India (continued)
Bajaj Finance Ltd.	19,409	$1,102,299
Bajaj Finserv Ltd.	4,270	542,265
Bandhan Bank Ltd.(a)	39,547	320,400
Bharat Forge Ltd.	25,688	166,294
Bharat Petroleum Corp. Ltd.	71,962	513,151
Bharti Airtel Ltd.	224,204	1,382,806
Bharti Infratel Ltd.	38,471	148,173
Bosch Ltd.	842	189,469
Britannia Industries Ltd.	6,566	279,866
Cipla Ltd.	38,355	249,525
Coal India Ltd.	135,295	387,096
Container Corp. of India Ltd.	23,351	188,468
Dabur India Ltd.	58,319	373,225
Divi’s Laboratories Ltd.	8,709	216,846
Dr. Reddy’s Laboratories Ltd.	12,738	517,395
Eicher Motors Ltd.	1,479	471,742
GAIL India Ltd.	173,530	304,910
Godrej Consumer Products Ltd.	39,266	396,834
Grasim Industries Ltd.	37,094	406,967
Havells India Ltd.	29,665	276,005
HCL Technologies Ltd.	60,740	954,779
HDFC Life Insurance Co. Ltd.(a)	54,817	436,702
Hero MotoCorp Ltd.	10,441	354,190
Hindalco Industries Ltd.	128,207	357,702
Hindustan Petroleum Corp. Ltd.	65,831	259,332
Hindustan Unilever Ltd.	73,977	2,098,838
Housing Development Finance Corp. Ltd.	183,293	5,869,592
ICICI Bank Ltd.	414,865	2,964,416
ICICI Lombard General Insurance Co. Ltd.(a)	15,989	303,766
Indian Oil Corp. Ltd.	205,350	376,135
Infosys Ltd.	392,488	3,809,849
InterGlobe Aviation Ltd.(a)	10,187	205,082
ITC Ltd.	390,350	1,340,753
JSW Steel Ltd.	98,505	359,142
Larsen & Toubro Ltd.	54,482	1,010,504
LIC Housing Finance Ltd.	32,874	212,676
Lupin Ltd.	24,528	273,753
Mahindra & Mahindra Financial Services Ltd.	37,291	182,901
Mahindra & Mahindra Ltd.	87,603	647,887
Marico Ltd.	52,741	264,596
Maruti Suzuki India Ltd.	11,968	1,208,828
Motherson Sumi Systems Ltd.	114,246	206,316
Nestle India Ltd.	2,597	523,254
NTPC Ltd.	260,797	422,983
Oil & Natural Gas Corp. Ltd.	276,006	506,901
Page Industries Ltd.	705	216,687
Petronet LNG Ltd.	66,219	250,614
Pidilite Industries Ltd.	14,951	271,562
Piramal Enterprises Ltd.	9,513	240,081
Power Grid Corp. of India Ltd.	208,020	560,519
REC Ltd.	80,137	154,046
Reliance Industries Ltd.	319,733	6,913,453
Shree Cement Ltd.	939	274,832
Shriram Transport Finance Co. Ltd.	18,760	294,773
State Bank of India(b)	203,417	969,341
Sun Pharmaceutical Industries Ltd.	93,983	589,347
Tata Consultancy Services Ltd.	101,687	2,910,456
Tata Motors Ltd.(b)	175,299	394,644
Tata Power Co. Ltd. (The)	128,608	102,815
Tata Steel Ltd.	40,262	239,930

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	52,654	$558,890
Titan Co. Ltd.	34,433	556,640
UltraTech Cement Ltd.	11,354	674,094
United Spirits Ltd.(b)	33,717	284,941
UPL Ltd.	60,250	481,454
Vedanta Ltd.	205,377	413,975
Wipro Ltd.	137,303	454,949
Zee Entertainment Enterprises Ltd.	83,930	342,857

		56,570,044

Indonesia — 2.8%
Adaro Energy Tbk PT	1,662,800	145,001
Astra International Tbk PT	2,237,200	1,030,968
Bank Central Asia Tbk PT	1,113,700	2,479,275
Bank Mandiri Persero Tbk PT	2,125,000	1,050,824
Bank Negara Indonesia Persero Tbk PT	816,800	434,314
Bank Rakyat Indonesia Persero Tbk PT	6,320,200	1,832,656
Bank Tabungan Negara Persero Tbk PT	525,500	79,356
Barito Pacific Tbk PT	3,216,000	310,086
Bukit Asam Tbk PT	281,400	48,280
Bumi Serpong Damai Tbk PT(b)	819,300	72,607
Charoen Pokphand Indonesia Tbk PT	847,600	404,120
Gudang Garam Tbk PT	53,700	191,786
Hanjaya Mandala Sampoerna Tbk PT	1,066,600	146,322
Indah Kiat Pulp & Paper Corp. Tbk PT	320,000	154,271
Indocement Tunggal Prakarsa Tbk PT	201,800	277,555
Indofood CBP Sukses Makmur Tbk PT	254,200	204,099
Indofood Sukses Makmur Tbk PT	499,400	281,477
Jasa Marga Persero Tbk PT	262,798	92,040
Kalbe Farma Tbk PT	2,349,700	254,044
Pabrik Kertas Tjiwi Kimia Tbk PT	147,400	96,142
Pakuwon Jati Tbk PT	2,143,400	85,858
Perusahaan Gas Negara Tbk PT	1,199,500	163,278
Semen Indonesia Persero Tbk PT	329,000	267,072
Telekomunikasi Indonesia Persero Tbk PT	5,564,500	1,550,407
Unilever Indonesia Tbk PT	167,900	497,570
United Tractors Tbk PT	187,800	278,604

		12,428,012

Malaysia — 2.7%
AirAsia Group Bhd	174,500	70,611
AMMB Holdings Bhd	186,600	178,267
Axiata Group Bhd	308,300	304,867
British American Tobacco Malaysia Bhd	12,600	49,175
CIMB Group Holdings Bhd	536,400	665,282
Dialog Group Bhd	414,278	332,295
DiGi.Com Bhd	352,000	377,579
Fraser & Neave Holdings Bhd	15,400	128,097
Gamuda Bhd	195,300	175,824
Genting Bhd	264,700	369,496
Genting Malaysia Bhd	324,900	244,268
Genting Plantations Bhd	33,200	82,036
HAP Seng Consolidated Bhd	76,800	182,047
Hartalega Holdings Bhd	167,800	210,930
Hong Leong Bank Bhd	78,100	316,028
Hong Leong Financial Group Bhd	27,300	106,546
IHH Healthcare Bhd	251,600	323,499
IJM Corp. Bhd	298,400	149,325
IOI Corp. Bhd	239,200	249,137
Kuala Lumpur Kepong Bhd	48,800	272,714
Malayan Banking Bhd	426,100	870,258

Security	Shares	Value

Malaysia (continued)
Malaysia Airports Holdings Bhd	111,000	$220,591
Maxis Bhd	263,700	327,060
MISC Bhd	122,000	238,070
Nestle Malaysia Bhd	8,500	291,644
Petronas Chemicals Group Bhd	271,700	459,285
Petronas Dagangan Bhd	34,800	190,810
Petronas Gas Bhd	67,300	249,767
PPB Group Bhd	67,980	296,238
Press Metal Aluminium Holdings Bhd(c)	168,400	189,508
Public Bank Bhd	343,010	1,611,363
QL Resources Bhd	80,700	140,087
RHB Bank Bhd	183,562	248,764
RHB Capital Bhd(b)(d)	28,800	0	(e)
Sime Darby Bhd	270,400	145,672
Sime Darby Plantation Bhd	231,600	276,157
Telekom Malaysia Bhd	134,200	120,817
Tenaga Nasional Bhd	348,600	1,098,426
Top Glove Corp. Bhd	167,300	180,259
Westports Holdings Bhd	109,600	109,429
YTL Corp. Bhd	320,208	64,019

		12,116,247

Pakistan — 0.0%
Habib Bank Ltd.	53,700	50,651
MCB Bank Ltd.	44,900	57,997
Oil & Gas Development Co. Ltd.	92,500	78,668

		187,316

Philippines — 1.5%
Aboitiz Equity Ventures Inc.	231,810	223,302
Aboitiz Power Corp.	181,900	123,319
Altus San Nicolas Corp.(b)	5,021	513
Ayala Corp.	32,090	508,994
Ayala Land Inc.	816,560	731,152
Bank of the Philippine Islands	100,522	170,026
BDO Unibank Inc.	219,499	655,711
Globe Telecom Inc.	4,020	153,474
GT Capital Holdings Inc.	12,120	213,349
International Container Terminal Services Inc.	111,950	272,302
JG Summit Holdings Inc.	320,076	484,382
Jollibee Foods Corp.	51,570	194,853
Manila Electric Co.	25,230	158,386
Megaworld Corp.	1,378,900	120,211
Metro Pacific Investments Corp.	1,694,400	143,381
Metropolitan Bank & Trust Co.	196,742	256,502
PLDT Inc.	9,700	205,205
Robinsons Land Corp.	235,290	121,315
Security Bank Corp.	29,250	118,002
SM Investments Corp.	26,694	556,836
SM Prime Holdings Inc.	1,144,750	878,584
Universal Robina Corp.	92,490	273,202

		6,563,001

South Korea — 15.4%
Amorepacific Corp.	3,518	562,928
AMOREPACIFIC Group	3,505	240,957
BGF retail Co. Ltd.	977	138,963
BNK Financial Group Inc.	32,436	191,131
Celltrion Healthcare Co. Ltd.(b)	5,545	231,208
Celltrion Inc.(b)	10,056	1,481,390
Cheil Worldwide Inc.	8,842	177,042
CJ CheilJedang Corp.	870	182,669

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ Corp.	1,619	$126,241
CJ ENM Co. Ltd.	1,300	167,955
CJ Logistics Corp.(b)	940	125,344
Daelim Industrial Co. Ltd.	3,042	231,534
Daewoo Engineering & Construction Co. Ltd.(b)	21,462	81,040
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	3,982	88,834
DB Insurance Co. Ltd.	5,385	253,943
Doosan Bobcat Inc.	5,229	138,566
E-MART Inc.	2,280	252,872
Fila Korea Ltd.	5,563	243,027
GS Engineering & Construction Corp.	6,797	172,637
GS Holdings Corp.	6,639	268,955
GS Retail Co. Ltd.	3,446	111,157
Hana Financial Group Inc.	35,046	1,060,741
Hankook Tire & Technology Co. Ltd.	7,995	225,063
Hanmi Pharm Co. Ltd.	793	214,506
Hanon Systems	21,639	197,859
Hanwha Chemical Corp.	11,759	174,720
Hanwha Corp.	4,951	102,906
Hanwha Life Insurance Co. Ltd.	36,050	69,893
HDC Hyundai Development Co-Engineering & Construction, Class E	2,837	66,412
Helixmith Co. Ltd.(b)	2,180	167,770
HLB Inc.(b)(c)	4,190	408,305
Hotel Shilla Co. Ltd.	3,650	261,741
Hyundai Department Store Co. Ltd.	1,714	120,734
Hyundai Engineering & Construction Co. Ltd.	8,645	299,719
Hyundai Glovis Co. Ltd.	2,072	264,010
Hyundai Heavy Industries Holdings Co. Ltd.	1,077	315,491
Hyundai Marine & Fire Insurance Co. Ltd.	7,332	173,810
Hyundai Mobis Co. Ltd.	7,558	1,567,718
Hyundai Motor Co.	17,020	1,743,572
Hyundai Steel Co.	8,836	237,517
Industrial Bank of Korea	26,667	265,281
Kakao Corp.	5,635	741,855
Kangwon Land Inc.	13,684	340,029
KB Financial Group Inc.	43,911	1,711,977
KCC Corp.	674	123,827
Kia Motors Corp.	29,212	1,069,652
Korea Aerospace Industries Ltd.	8,177	258,225
Korea Electric Power Corp.(b)	28,278	667,956
Korea Gas Corp.	3,537	111,996
Korea Investment Holdings Co. Ltd.	4,827	293,016
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,354	442,349
Korea Zinc Co. Ltd.	951	326,890
Korean Air Lines Co. Ltd.	5,425	113,676
KT&G Corp.	13,388	1,108,535
Kumho Petrochemical Co. Ltd.	2,018	124,892
LG Chem Ltd.	5,234	1,358,186
LG Corp.	10,340	621,547
LG Display Co. Ltd.(b)	25,608	318,704
LG Electronics Inc.	11,763	696,130
LG Household & Health Care Ltd.	1,056	1,130,966
LG Innotek Co. Ltd.	1,694	174,972
LG Uplus Corp.	12,098	137,250
Lotte Chemical Corp.	1,888	351,657
Lotte Corp.	3,217	97,097
Lotte Shopping Co. Ltd.	1,343	150,656
Medy-Tox Inc.	541	138,462
Meritz Securities Co. Ltd.	32,551	117,125

Security	Shares	Value

South Korea (continued)
Mirae Asset Daewoo Co. Ltd.	47,205	$288,949
NAVER Corp.	15,838	2,306,342
NCSoft Corp.	1,861	776,762
Netmarble Corp.(a)(b)	2,860	213,080
NH Investment & Securities Co. Ltd.	16,150	169,547
OCI Co. Ltd.	2,028	106,280
Orange Life Insurance Ltd.(a)	3,831	92,600
Orion Corp./Republic of Korea	2,567	223,850
Ottogi Corp.	150	70,736
Pan Ocean Co. Ltd.(b)	32,096	114,129
Pearl Abyss Corp.(b)	812	127,387
POSCO	8,980	1,752,436
POSCO Chemical Co. Ltd.	2,611	106,328
Posco International Corp.	5,094	78,708
S-1 Corp.	2,127	168,554
Samsung Biologics Co. Ltd.(a)(b)	1,855	617,993
Samsung C&T Corp.	9,669	809,604
Samsung Card Co. Ltd.	3,684	115,715
Samsung Electro-Mechanics Co. Ltd.	6,285	590,640
Samsung Electronics Co. Ltd.	489,238	20,834,501
Samsung Engineering Co. Ltd.(b)	18,159	289,031
Samsung Fire & Marine Insurance Co. Ltd.	3,394	668,082
Samsung Heavy Industries Co. Ltd.(b)	49,837	293,668
Samsung Life Insurance Co. Ltd.	7,615	461,613
Samsung SDI Co. Ltd.	6,158	1,204,333
Samsung SDS Co. Ltd.	3,901	645,680
Samsung Securities Co. Ltd.	6,686	204,347
Shinhan Financial Group Co. Ltd.	51,335	1,892,765
Shinsegae Inc.	821	195,667
SK Holdings Co. Ltd.	4,022	876,828
SK Hynix Inc.	61,360	4,202,704
SK Innovation Co. Ltd.	6,234	773,213
SK Telecom Co. Ltd.	2,215	461,322
S-Oil Corp.	4,982	376,239
Woongjin Coway Co. Ltd.	5,729	434,592
Woori Financial Group Inc.	54,252	537,399
Yuhan Corp.	1,057	193,296

		69,408,708

Taiwan — 16.0%
Acer Inc.	334,062	196,536
Advantech Co. Ltd.	42,282	415,052
Airtac International Group	16,000	231,265
ASE Technology Holding Co. Ltd.	398,484	987,378
Asia Cement Corp.	260,229	387,650
Asustek Computer Inc.	80,000	604,382
AU Optronics Corp.	941,000	270,791
Catcher Technology Co. Ltd.	75,000	613,313
Cathay Financial Holding Co. Ltd.	862,624	1,178,985
Chailease Holding Co. Ltd.	138,428	619,309
Chang Hwa Commercial Bank Ltd.	630,356	474,154
Cheng Shin Rubber Industry Co. Ltd.	223,776	305,111
Chicony Electronics Co. Ltd.	70,518	204,547
China Airlines Ltd.	290,000	85,639
China Development Financial Holding Corp.	1,465,200	466,301
China Life Insurance Co. Ltd./Taiwan(b)	296,040	245,968
China Steel Corp.	1,275,867	978,525
Chunghwa Telecom Co. Ltd.	418,000	1,548,123
Compal Electronics Inc.	434,000	267,423
CTBC Financial Holding Co. Ltd.	2,061,265	1,476,169
Delta Electronics Inc.	222,000	1,018,666

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	1,184,769	$1,050,393
Eclat Textile Co. Ltd.	21,604	280,401
Eva Airways Corp.	288,610	132,431
Evergreen Marine Corp. Taiwan Ltd.(b)	309,867	125,935
Far Eastern New Century Corp.	365,460	356,351
Far EasTone Telecommunications Co. Ltd.	182,000	436,053
Feng TAY Enterprise Co. Ltd.	37,970	237,698
First Financial Holding Co. Ltd.	1,095,762	824,232
Formosa Chemicals & Fibre Corp.	401,950	1,150,104
Formosa Petrochemical Corp.	137,000	431,065
Formosa Plastics Corp.	505,400	1,610,097
Formosa Taffeta Co. Ltd.	82,000	91,378
Foxconn Technology Co. Ltd.	111,521	243,434
Fubon Financial Holding Co. Ltd.	736,396	1,081,285
Giant Manufacturing Co. Ltd.	35,000	253,519
Globalwafers Co. Ltd.	25,000	271,218
Highwealth Construction Corp.	84,840	129,441
Hiwin Technologies Corp.	28,116	240,056
Hon Hai Precision Industry Co. Ltd.	1,403,651	4,071,487
Hotai Motor Co. Ltd.	35,000	684,846
Hua Nan Financial Holdings Co. Ltd.	900,081	640,165
Innolux Corp.	940,620	243,552
Inventec Corp.	299,980	224,662
Largan Precision Co. Ltd.	11,000	1,598,958
Lite-On Technology Corp.	242,032	383,945
MediaTek Inc.	170,176	2,350,967
Mega Financial Holding Co. Ltd.	1,208,542	1,200,204
Micro-Star International Co. Ltd.	80,000	219,990
Nan Ya Plastics Corp.	576,090	1,350,041
Nanya Technology Corp.	137,000	319,706
Nien Made Enterprise Co. Ltd.	20,000	183,543
Novatek Microelectronics Corp.	65,000	476,148
Pegatron Corp.	227,000	505,924
Phison Electronics Corp.	17,000	158,519
Pou Chen Corp.	247,000	321,799
Powertech Technology Inc.	89,000	274,492
President Chain Store Corp.	65,000	650,842
Quanta Computer Inc.	298,000	588,958
Realtek Semiconductor Corp.	55,140	416,570
Ruentex Development Co. Ltd.	80,439	120,222
Ruentex Industries Ltd.	39,113	97,044
Shanghai Commercial & Savings Bank Ltd. (The)	378,980	619,823
Shin Kong Financial Holding Co. Ltd.	1,232,407	405,948
SinoPac Financial Holdings Co. Ltd.	1,196,699	504,010
Standard Foods Corp.	52,987	115,142
Synnex Technology International Corp.	163,050	196,929
Taishin Financial Holding Co. Ltd.	1,048,631	489,766
Taiwan Business Bank	617,641	253,044
Taiwan Cement Corp.	550,069	746,394
Taiwan Cooperative Financial Holding Co. Ltd.	1,014,224	689,767
Taiwan High Speed Rail Corp.	231,000	272,183
Taiwan Mobile Co. Ltd.	177,000	664,247
Taiwan Semiconductor Manufacturing Co. Ltd.	2,359,000	23,581,882
Tatung Co. Ltd.(b)	222,000	160,440
Uni-President Enterprises Corp.	539,650	1,282,333
United Microelectronics Corp.	1,327,000	650,224
Vanguard International Semiconductor Corp.	100,000	234,673
Walsin Technology Corp.	37,000	206,159
Win Semiconductors Corp.	39,000	386,670
Winbond Electronics Corp.	351,000	200,749

Security	Shares	Value

Taiwan (continued)
Wistron Corp.	327,080	$296,951
WPG Holdings Ltd.	171,320	213,094
Yageo Corp.	31,151	336,928
Yuanta Financial Holding Co. Ltd.	1,104,893	715,217
Zhen Ding Technology Holding Ltd.	55,455	244,463

		72,069,998

Thailand — 3.9%
Advanced Info Service PCL, NVDR	134,700	945,029
Airports of Thailand PCL, NVDR	480,800	1,201,304
Bangkok Bank PCL, Foreign	53,600	314,851
Bangkok Dusit Medical Services PCL, NVDR	1,053,700	857,815
Bangkok Expressway & Metro PCL, NVDR	915,800	327,315
Banpu PCL, NVDR	479,900	184,226
Berli Jucker PCL, NVDR	141,400	212,913
BTS Group Holdings PCL, NVDR	802,200	363,701
Bumrungrad Hospital PCL, NVDR	50,900	228,244
Central Pattana PCL, NVDR	255,000	525,316
Charoen Pokphand Foods PCL, NVDR	433,600	394,606
CP ALL PCL, NVDR	652,400	1,640,851
Electricity Generating PCL, NVDR	34,200	390,469
Energy Absolute PCL, NVDR	189,500	268,094
Gulf Energy Development PCL, NVDR	61,600	340,438
Home Product Center PCL, NVDR	658,549	359,595
Indorama Ventures PCL, NVDR	197,700	227,354
Intouch Holdings PCL, NVDR	247,600	481,393
IRPC PCL, NVDR	1,229,800	142,444
Kasikornbank PCL, Foreign	158,800	814,561
Kasikornbank PCL, NVDR	67,800	347,779
Krung Thai Bank PCL, NVDR	409,750	222,384
Land & Houses PCL, NVDR	980,300	317,926
Minor International PCL, NVDR	317,280	404,245
Muangthai Capital PCL, NVDR	72,000	143,559
PTT Exploration & Production PCL, NVDR	161,310	640,596
PTT Global Chemical PCL, NVDR	263,600	468,884
PTT PCL, NVDR	1,298,900	1,859,102
Ratch Group PCL, NVDR	82,000	191,991
Robinson PCL, NVDR	65,900	143,391
Siam Cement PCL (The), NVDR	87,800	1,107,034
Siam Commercial Bank PCL (The), NVDR	89,100	356,783
Thai Oil PCL, NVDR	131,500	300,273
Thai Union Group PCL, NVDR	374,300	170,939
TMB Bank PCL, NVDR(c)	2,180,822	115,473
Total Access Communication PCL, NVDR	82,400	145,889
True Corp. PCL, NVDR	1,339,905	196,879

		17,353,646

Total Common Stocks — 99.3% (Cost: $397,375,902)		446,070,134

Preferred Stocks

South Korea — 0.7%
Amorepacific Corp., Preference Shares, NVS	1,154	85,782
Hyundai Motor Co.
Preference Shares, NVS	2,822	172,261
Series 2, Preference Shares, NVS	4,035	277,734
LG Chem Ltd., Preference Shares, NVS	936	132,339
LG Household & Health Care Ltd., Preference Shares, NVS	238	149,915

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	72,015	$2,490,634

		3,308,665

Total Preferred Stocks — 0.7% (Cost: $2,360,610)		3,308,665

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 12/27/19)(b)	3,561	0	(e)

South Korea — 0.0%
AMOREPACIFIC Group, (Expires 12/06/19)(b)(c)	239	0	(e)

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	5,282,607	5,284,720

Total Short-Term Investments — 1.2% (Cost: $5,283,357)		5,284,720

Total Investments in Securities — 101.2% (Cost: $405,019,869)		454,663,519

Other Assets, Less Liabilities — (1.2)%		(5,349,696)

Net Assets — 100.0%		$449,313,823

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,491,856	(3,209,249)	5,282,607	$5,284,720	$53,230	(a)	$(242)	$(417)
BlackRock Cash Funds: Treasury, SL Agency Shares	788,000	(788,000)	—	—	2,692		—	—

				$5,284,720	$55,922		$(242)	$(417)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$446,051,562	$513		$18,059	$446,070,134
Preferred Stocks	3,308,665	—		—	3,308,665
Rights	—	0	(a)	—	0	(a)
Money Market Funds	5,284,720	—		—	5,284,720

	$454,644,947	$513		$18,059	$454,663,519

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares